Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
12.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2016 and 2017 were as follows:

	December, 31
	2016				2017
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Commodities trading right	$908,174	-	$(619,865)	$288,309	$291,817	-	$(291,817)	-

Customer relationship	1,108,548	(617,264)	(491,284)	-	-	-	-	-
PIBA license	112,183	(3,739)	-	108,444	111,296	(14,839)	-	96,457
	$2,128,905	$(621,003)	$(1,111,149)	$396,753	$403,113	$(14,839)	$(291,817)	$96,457

Amortization expenses for the years ended December 31, 2015, 2016 and 2017 were $285,088, $116,973 and $11,165, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $11,130, $11,130, $11,130, $11,130 and $51,938 for 2018, 2019, 2020, 2021, 2022 and thereafter, respectively.

For the year ended December 31, 2015, the Group recorded an impairment loss of $250,360 related to commodities trading right. During 2016, the Group recorded an impairment loss on its intangible assets in the amount of $1,111,149 associated with the acquired commodities trading right and customer relationships due to management’s estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. During 2017, the Group recorded an impairment loss on its intangible assets in the amount of $291,817 associated with the acquired commodities trading right.